Note 5 - Bridge Loan Payable - Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE 5 – BRIDGE LOAN PAYABLE – STOCKHOLDER

During January 1, 2015 through February 12, 2016, the Company had entered into a series of bridge loan arrangements for total borrowings received and interest accrued of $422,752 with a major Stockholder and Chairman. The proceeds were used to fund research, development and the general operating activity of the Company. The Company has guaranteed the payment of all principal and interest in the form of the Company’s common stock at a purchase price of $1.25 per share. The loan bears interest at a rate of 10% per annum. The Company recorded interest expense of $7,905 and $0 for the nine months ended September 30, 2016 and 2015, respectively. On February 12, 2016, the Company converted $350,000 in principal and accrued interest on the note into shares of Series B Preferred Stock in the Private Offering at a price of $1.25 per share. On June 17, 2016, the Company converted the remaining $75,265 in principal and accrued interest on the note into shares of Common Stock at a price of $1.25 per share.

NOTE 5                   BRIDGE LOAN PAYABLE - STOCKHOLDER

The Company did not enter into any bridge loan arrangements during 2014. During January 1, 2015 through December 31, 2015, the Company had entered into a series of bridge loan arrangements for total borrowings received and interest accrued of $399,103 with a major Stockholder and Chairman. The proceeds were used to fund research, development and the general operating activity of the Company. The Company has guaranteed the payment of all principal and interest in the form of the Company’s common stock at a purchase price of $1.25 per share. The loan bears interest at a rate of 10% per annum. The Company recorded interest expense of $11,473 for the year ended December 31, 2015. Subsequent to December 31, 2015, the Company converted $350,000 in principal on the note into shares of Series B Preferred Stock in the Private Offering at a price of $1.25 per share. In addition, during June 2016, the Company has agreed to convert the remaining principal and interest at $1.25 per share.